Other variable compensation (Details 6) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 512	SFr 273	SFr 452	SFr 785	SFr 882
Estimated unrecognized compensation expense	1,931			1,931
Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	10	9	3	19	8
Estimated unrecognized compensation expense	45			45
Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	6			SFr 6
Compensation expense relating to deferred compensation	10
Deferred cash retention awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 2Q20, the Group granted deferred cash and stock retention awards of CHF 6 million. These awards are expensed over the applicable vesting period from the grant date. Amortization of retention awards granted in 2Q20 and prior periods totaled CHF 10 million in 2Q20.
Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	138	SFr 10	SFr 96	SFr 148	186
Estimated unrecognized compensation expense	398			398
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				754	846
Estimated unrecognized compensation expense	1,857			SFr 1,857
Bank | Other variable compensation | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M20, the Bank granted deferred fixed cash compensation of CHF 121 million to certain employees in the Americas. This compensation will be expensed in Global Markets, Investment Banking & Capital Markets and International Wealth Management over a three-year vesting period from the grant date. Amortization of this compensation in 6M20 totaled CHF 57 million, of which CHF 33 million was related to awards granted in 6M20.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term				3 years
Bank | Retention Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				SFr 19	8
Estimated unrecognized compensation expense	45			SFr 45
Bank | Retention Awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M20, the Bank granted deferred cash and stock retention awards of CHF 17 million. These awards are expensed over the applicable vesting period from the grant date. Amortization of this compensation in 6M20 totaled CHF 19 million, of which CHF 2 million was related to awards granted in 6M20.
Bank | Upfront cash award
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	146			SFr 146
Compensation expense relating to deferred compensation				38
Compensation expense relating to deferred compensation, of which granted in current year				SFr 29
Bank | Upfront cash award | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description				In 6M20, the Bank granted upfront cash awards of CHF 146 million to certain managing directors and directors in Investment Banking & Capital Markets and Asia Pacific. Amortization of this compensation in 6M20 totaled CHF 38 million, of which CHF 29 million was related to awards granted in 6M20.
Bank | Deferred cash retention awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	17			SFr 17
Compensation expense relating to deferred compensation				19
Compensation expense relating to deferred compensation, of which granted in current year				2
Bank | Deferred cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation				143	SFr 168
Estimated unrecognized compensation expense	377			377
Bank | Deferred fixed cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 121			121
Compensation expense relating to deferred compensation				57
Compensation expense relating to deferred compensation, of which granted in current year				SFr 33